Accounts receivable	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
Accounts receivable

3. Accounts receivable:

	June 30, 2023	December 31, 2022
Accounts receivable	$3,571,632	$7,453,523
Expected credit losses	(24,324)	(53,241)

Net accounts receivable	$3,547,308	$7,400,282

The Company has a doubtful debt provision of $24,324 for existing accounts receivable.